Cash Equivalents and Marketable Securities - Schedule of Fair Value of Cash and Cash Equivalents and Marketable Securities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2017	Jan. 31, 2017	Jan. 31, 2016
Marketable securities:
Unrealized Gains	$ 69	$ 25	$ 70
Unrealized Losses	(139)	(156)	(314)
Total cash equivalents and marketable securities, Amortized Cost	447,155	240,298	392,955
Total cash equivalents and marketable securities, Estimated Fair Value	$ 447,085	240,167	392,711
Collateral securities repledged as collateral	102.00%
Commercial paper
Marketable securities:
Amortized Cost	$ 80,554		15,989
Unrealized Gains	1		0
Unrealized Losses	(1)		0
Estimated Fair Value	80,554		15,989
U.S. agency obligations
Marketable securities:
Amortized Cost	17,816		6,039
Unrealized Gains	0		0
Unrealized Losses	(4)		(4)
Estimated Fair Value	17,812		6,035
Asset-backed securities
Marketable securities:
Amortized Cost	45,521	39,281	71,026
Unrealized Gains	0	0	11
Unrealized Losses	(22)	(17)	(46)
Estimated Fair Value	45,499	39,264	70,991
Corporate notes and obligations
Marketable securities:
Amortized Cost	192,811	105,698	214,535
Unrealized Gains	47	5	31
Unrealized Losses	(105)	(116)	(231)
Estimated Fair Value	192,753	105,587	214,335
Municipal securities
Marketable securities:
Amortized Cost	14,348	16,128	33,869
Unrealized Gains	13	0	21
Unrealized Losses	(3)	(23)	(9)
Estimated Fair Value	14,358	16,105	33,881
Certificates of deposit
Marketable securities:
Amortized Cost	49,850	15,500
Unrealized Gains	7	20
Unrealized Losses	(3)	0
Estimated Fair Value	49,854	15,520
U.S. treasury securities
Marketable securities:
Amortized Cost	5,985	5,004	21,064
Unrealized Gains	1	0	7
Unrealized Losses	0	0	(23)
Estimated Fair Value	5,986	5,004	21,048
Money market funds
Cash Equivalents:
Amortized Cost	6,173	49,390	22,434
Estimated Fair Value	6,173	49,390	22,434
U.S. agency obligations
Cash Equivalents:
Amortized Cost		3,249
Estimated Fair Value		3,249
Corporate notes and obligations
Cash Equivalents:
Amortized Cost	4,000	2,050
Estimated Fair Value	4,000	2,050
Commercial paper
Cash Equivalents:
Amortized Cost	15,097	3,998	7,999
Unrealized Losses			(1)
Estimated Fair Value	15,097	$ 3,998	$ 7,998
Municipal securities
Cash Equivalents:
Amortized Cost	6,000
Unrealized Losses	(1)
Estimated Fair Value	5,999
Reverse repurchase agreements
Cash Equivalents:
Amortized Cost	9,000
Estimated Fair Value	$ 9,000